UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    December 31, 2007
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    135
Form 13F Information Table Value Total:    $202,677
List of Other Included Managers:
No.  13F File Number      Name

						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	281.4 	"3,337 "	"3,337 "					"3,337 "
Abbott Laboratories	Common	002824100	675.8 	"12,036 "	"12,036 "					"12,036 "
Aberdeen Asia-Paciific Income Fd	Common	003009107	"2,949.9 "	"508,597 "	"508,597 "					"508,597 "
Aberdeen Global Income Fd	Common	003013109	"2,043.3 "	"172,428 "	"172,428 "					"172,428 "
AllianceBernstein Holding L.P.	Unit L.P. Int.	01881G106	238.3 	"3,167 "	"3,167 "					"3,167 "
Allied Capital Corp.	Common	01903Q108	627.9 	"29,204 "	"29,204 "					"29,204 "
Allstate Corp.	Common	020002101	494.9 	"9,475 "	"9,475 "					"9,475 "
American Capital Strategies	Common	024937104	"2,006.8 "	"60,885 "	"60,885 "					"60,885 "
Amgen Inc.	Common	031162100	"1,730.4 "	"37,261 "	"37,261 "					"37,261 "
Anadarko Petroleum Corp	Common	032511107	328.5 	"5,000 "	"5,000 "					"5,000 "
AT&T Inc.	Common	00206R102	340.0 	"8,180 "	"8,180 "					"8,180 "
"Atlas Pipeline Partners, L.P."	Unit L.P. Int.	049392103	"1,679.1 "	"39,185 "	"39,185 "					"39,185 "
Automatic Data Processing	Common	053015103	"2,678.7 "	"60,155 "	"60,155 "					"60,155 "
Bank of America Corp.	Common	060505104	344.5 	"8,350 "	"8,350 "					"8,350 "
Berkshire Hathaway Inc. Class B	CL B	084670207	700.9 	148 	148 					148
Boeing Co.	Common	097023105	455.1 	"5,204 "	"5,204 "					"5,204 "
BP PLC - Spon ADR	Common	055622104	"2,074.0 "	"28,345 "	"28,345 "					"28,345 "
"Buckeye Partners, LP"	Unit Ltd Partn	118230101	442.0 	"8,945 "	"8,945 "					"8,945 "
Burlington Northern Santa Fe	Common	12189T104	208.1 	"2,500 "	"2,500 "					"2,500 "
Cedar Fair	Dep. Unit	150185106	"1,807.1 "	"85,525 "	"85,525 "					"85,525 "
Chevron Corp	Common	166764100	477.9 	"5,120 "	"5,120 "					"5,120 "
"Church & Dwight Co., Inc."	Common	171340102	"2,382.5 "	"44,064 "	"44,064 "					"44,064 "
Cisco Systems	Common	17275R102	"4,146.6 "	"153,180 "	"153,180 "					"153,180 "
CitiGroup Inc.	Common	172967101	764.7 	"25,975 "	"25,975 "					"25,975 "
Clevelnd-Cliffs	Common	185896107	640.7 	"6,356 "	"6,356 "					"6,356 "
ConocoPhillips	Common	20825C104	"3,748.0 "	"42,446 "	"42,446 "					"42,446 "
Cypress Semiconductor Corp.	Common	232806109	483.7 	"13,424 "	"13,424 "					"13,424 "
Dover Corp.	Common	260003108	"3,091.7 "	"67,080 "	"67,080 "					"67,080 "
Dow Chemical	Common	260543103	"3,758.8 "	"95,352 "	"95,352 "					"95,352 "
DuPont E.I. De Nemours	Common	263534109	237.2 	"5,381 "	"5,381 "					"5,381 "
Duke Energy Corp.	Common	264399106	"2,610.8 "	"129,442 "	"129,442 "					"129,442 "
eBay Inc.	Common	278642103	741.5 	"22,340 "	"22,340 "					"22,340 "
Ecolab Inc.	Common	278865100	"2,650.3 "	"51,754 "	"51,754 "					"51,754 "
Emerson Electric	Common	291011104	406.5 	"7,174 "	"7,174 "					"7,174 "
"Energy Transfer Partners, L.P."	Unit Ltd Partn	29273R109	"1,540.2 "	"28,585 "	"28,585 "					"28,585 "
Enterprise Products Part. L.P.	Common	293792107	"1,838.2 "	"57,660 "	"57,660 "					"57,660 "
Expeditors Int'l Wash.	Common	302130109	"1,395.5 "	"31,232 "	"31,232 "					"31,232 "
"Express Scripts, Inc."	Common	302182100	202.6 	"2,775 "	"2,775 "					"2,775 "
Exxon Mobil Corp.	Common	30231G102	"5,771.3 "	"61,600 "	"61,600 "					"61,600 "
Fedex Corp.	Common	31428X106	"2,069.9 "	"23,213 "	"23,213 "					"23,213 "
First Potomac Realty Trust	Common	33610F109	"2,662.7 "	"154,000 "	"154,000 "					"154,000 "
General Electric	Common	369604103	"5,915.9 "	"159,589 "	"159,589 "					"159,589 "
Genzyme	Common	372917104	"2,771.8 "	"37,236 "	"37,236 "					"37,236 "
Gilead Sciences Inc.	Common	375558103	"2,985.7 "	"64,893 "	"64,893 "					"64,893 "
"Goldman Sachs Group, Inc."	Common	38141G104	344.1 	"1,600 "	"1,600 "					"1,600 "
Harley Davidson Inc.	Common	412822108	807.7 	"17,292 "	"17,292 "					"17,292 "
HSBC Holdings PLC-Spon ADR	Sponsored ADR	404280406	"1,343.0 "	"16,044 "	"16,044 "					"16,044 "
"Hudson City Bancorp, Inc."	Common	443683107	157.0 	"10,450 "	"10,450 "					"10,450 "
IBM	Common	459200101	"4,403.9 "	"40,739 "	"40,739 "					"40,739 "
Illinois Tool Works	Common	452308109	410.4 	"7,666 "	"7,666 "					"7,666 "
India Fund Inc.	Common	454089103	980.5 	"15,749 "	"15,749 "					"15,749 "
Intel	Common	458140100	"3,523.7 "	"132,171 "	"132,171 "					"132,171 "
Ishares Comex Gold Trust	Ishares	464285105	691.3 	"8,385 "	"8,385 "					"8,385 "
Ishares MSCI Australia Index	MSCI Australia	464286103	"1,043.3 "	"36,200 "	"36,200 "					"36,200 "
Ishares MSCI Canada Index	MSCI CDA IDX	464286509	752.9 	"23,440 "	"23,440 "					"23,440 "
Ishares MSCI EAFE Index	MSCI EAFE IDX	464287465	"3,074.0 "	"39,159 "	"39,159 "					"39,159 "
Ishares-MSCI Emerg. Mrkts	MSCI Emerg Mkt	464287234	"1,483.9 "	"9,873 "	"9,873 "					"9,873 "
Ishares-MSCI Pacific Ex-Japan Idx	MSCI Pac J Idx	464286665	264.1 	"1,712 "	"1,712 "					"1,712 "
Ishares-Russell 2000 Valu Index	Rusl 2000 Valu	464287630	391.6 	"5,556 "	"5,556 "					"5,556 "
Ishares-S&P 500 Index	S&P 500 Index	464287200	"1,190.8 "	"8,115 "	"8,115 "					"8,115 "
Ishares-S&P 500/Barra Growth Index	S&P 500 Grw	464287309	965.8 	"13,831 "	"13,831 "					"13,831 "
Ishares-S&P Global Telecom SE	S&P Gbl Telcm	464287275	"1,701.1 "	"21,970 "	"21,970 "					"21,970 "
Ishares Silver Trust	Ishares	46428Q109	"1,097.9 "	"7,470 "	"7,470 "					"7,470 "
Johnson & Johnson	Common	478160104	"2,261.7 "	"33,909 "	"9,116 "					"33,909 "
Kansas City Southern	Common New	485170302	240.3 	"7,000 "	"9,116 "					"7,000 "
K-Sea Transn Partners LP	Common	48268Y101	"2,751.2 "	"76,656 "	"76,656 "					"76,656 "
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	"1,931.9 "	"35,782 "	"35,782 "					"35,782 "
"L-3 Communications Holdings, Inc."	Common	502424104	423.8 	"4,000 "	"4,000 "					"4,000 "
Lincoln Electric Holdings	Common	533900106	"1,191.3 "	"16,737 "	"16,737 "					"16,737 "
Lowe's Cos Inc.	Common	548661107	"1,414.6 "	"62,537 "	"62,537 "					"62,537 "
Macy's Inc.	Common	55616P104	781.0 	"30,191 "	"30,191 "					"30,191 "
Magellan Midstream Ptnrs LP	Com Unit RP LP	364.77375	629.8 	"14,525 "	"14,525 "					"14,525 "
Markwest Energy Partners L.P.	Unit L.P. Int.	1132.56933	"1,083.0 "	"32,061 "	"32,061 "					"32,061 "
Market Vectors ETF Tr	Agribus ETF	57060U605	"1,165.9 "	"20,295 "	"20,295 "					"20,295 "
Market Vectors ETF Tr	Gold Miner ETF	57060U100	"1,855.4 "	"40,485 "	"40,485 "					"40,485 "
Matria Healthcare Inc.	Common	576817209	532.4 	"22,400 "	"22,400 "					"22,400 "
Maxim Integrated Product	Common	57772K101	"1,637.1 "	"61,825 "	"61,825 "					"61,825 "
McDonald's	Common	580135101	"1,316.1 "	"22,340 "	"22,340 "					"22,340 "
Medtronic Inc.	Common	585055106	"3,568.4 "	"70,984 "	"70,984 "					"70,984 "
Merck & Co.	Common	589331107	398.2 	"6,852 "	"6,852 "					"6,852 "
MFS Multimarket Inc. Trust	Sh Ben Int	552737108	265.4 	"46,000 "	"46,000 "					"46,000 "
Microsoft	Common	594918104	"3,344.7 "	"93,952 "	"93,952 "					"93,952 "
Midcap SPDR Trust Ser. I	Unit Ser 1	595635103	706.2 	"4,553 "	"4,553 "					"4,553 "
Mine Safety Appliances Co.	Common	602720104	"1,648.9 "	"31,790 "	"31,790 "					"31,790 "
Mobile Telesystems	Sponsored ADR	607409109	203.6 	"2,000 "	"2,000 "					"2,000 "
Morgan Stanley Asia Pacific Fund	Common	61744U106	"1,038.6 "	"51,570 "	"51,570 "					"51,570 "
Neogen	Common	640491106	"4,434.8 "	"167,038 "	"167,038 "					"167,038 "
Newmont Mining Corp.	Common	651639106	"1,638.5 "	"33,556 "	"33,556 "					"33,556 "
Norfolk Southern Corp.	Common	655844108	237.1 	"4,700 "	"4,700 "					"4,700 "
Northrop Grumman Corp.	Common	666807102	"1,790.2 "	"22,765 "	"22,765 "					"22,765 "
Novartis AG-ADR	Sponsored ADR	66987V109	"1,811.3 "	"33,352 "	"33,352 "					"33,352 "
Nustar Energy LP	Unit Com	67058H102	486.3 	"9,124 "	"9,124 "					"9,124 "
Nuveen OH Qual Income Muni Fd	Common	670980101	215.0 	"16,000 "	"16,000 "					"16,000 "
Omnicom Group Inc.	Common	681919106	"1,324.7 "	"27,870 "	"27,870 "					"27,870 "
Pan American Silver Corp.	Common	697900108	869.8 	"24,900 "	"24,900 "					"24,900 "
Penn Virginia Resource Ptnr.	Common	707884102	828.1 	"33,705 "	"33,705 "					"33,705 "
Pepsico Inc.	Common	713448108	"3,705.1 "	"48,816 "	"48,816 "					"48,816 "
PetsMart Inc.	Common	716768106	"2,257.4 "	"95,939 "	"95,939 "					"95,939 "
"Pfizer, Inc."	Common	717081103	"1,054.7 "	"46,401 "	"46,401 "					"46,401 "
"Plains All American Pipeline, LP"	Unit L.P. Int.	726503105	570.5 	"10,971 "	"10,971 "					"10,971 "
Powershares QQQ Nasdaq 100	Unit Ser 1	73935A104	415.3 	"8,109 "	"8,109 "					"8,109 "
"Principal Financial Group, Inc."	Common	74251V102	"2,819.9 "	"40,963 "	"40,963 "					"40,963 "
Procter & Gamble	Common	742718109	"5,228.4 "	"71,212 "	"71,212 "					"71,212 "
Rayonier Inc.	Common	754907103	"3,198.1 "	"67,698 "	"67,698 "					"67,698 "
"Resmed, Inc."	Common	761152107	"4,188.2 "	"79,730 "	"79,730 "					"79,730 "
Royal Dutch Shell Plc Adr	Spons ADR B	780259107	275.3 	"3,270 "	"3,270 "					"3,270 "
Rydex S&P Equal Weight ETF	S&P 500 Eq Trd	78355W106	262.9 	"5,572 "	"5,572 "					"5,572 "
Rydex S&P Equal Weight Tech ETF	Technology ETF	78355W817	417.2 	"8,320 "	"8,320 "					"8,320 "
Schlumberger	Common	806857108	"3,266.2 "	"33,203 "	"33,203 "					"33,203 "
Sirona Dental Systems Inc.	Common	82966C103	"2,798.3 "	"83,580 "	"83,580 "					"83,580 "
SPDR Trust Series I	Units Ser. I	78462F103	"1,445.7 "	"9,888 "	"9,888 "					"9,888 "
Spectra Energy Corp.	Common	847560109	"1,455.7 "	"56,380 "	"56,380 "					"56,380 "
Stericycle Inc.	Common	858912108	489.2 	"8,236 "	"8,236 "					"8,236 "
Streettracks Gold Trust	Gold Shs	863307104	"4,107.3 "	"49,810 "	"49,810 "					"49,810 "
Sunoco Logistics Ptn LP	Common Units	86764L108	"1,142.8 "	"22,775 "	"22,775 "					"22,775 "
Target Corporation	Common	87612E106	439.2 	"8,784 "	"8,784 "					"8,784 "
Tata Motors Ltd ADR	Sponsored ADR	876568502	"2,057.6 "	"109,100 "	"109,100 "					"109,100 "
Templeton Global Inc.Fund	Common	880198106	714.5 	"84,662 "	"84,662 "					"84,662 "
TFS Financial Corp.	Common	87240R107	245.7 	"20,575 "	"20,575 "					"20,575 "
"Thor Industries, Inc."	Common	885160101	726.7 	"19,118 "	"19,118 "					"19,118 "
"TJX Companies, Inc."	Common	872540109	691.5 	"24,068 "	"24,068 "					"24,068 "
Total S.A.	Sponsored ADR	89151E109	267.6 	"3,240 "	"3,240 "					"3,240 "
Transocean Inc.	Ord	G90078109	"1,938.3 "	"13,540 "	"13,540 "					"13,540 "
Vanguard Int'l Eq. Index Fund	Emr Mkt ETF	922042858	510.7 	"4,896 "	"4,896 "					"4,896 "
Vanguard Int'l Eq. Index Fund	European ETF	922042874	"1,051.4 "	"14,053 "	"14,053 "					"14,053 "
Vanguard World Funds	Materials ETF	92204A801	262.3 	"2,983 "	"2,983 "					"2,983 "
Vanguard Bond Index Fund	Total Bnd Mrkt	921937835	380.8 	"4,921 "	"4,921 "					"4,921 "
Ventana Medical Systems	Common	92276H106	332.8 	"3,815 "	"3,815 "					"3,815 "
Verizon Communications	Common	92343V104	341.2 	"7,809 "	"7,809 "					"7,809 "
Vornado Realty Trust	Sh.Ben.Int	929042109	270.9 	"3,080 "	"3,080 "					"3,080 "
Wal-Mart Stores Inc.	Common	931142103	"1,550.8 "	"32,628 "	"32,628 "					"32,628 "
Walgreen	Common	931422109	"2,952.7 "	"77,540 "	"77,540 "					"77,540 "
Wells Fargo Company	Common	949740104	"2,609.1 "	"86,423 "	"86,423 "					"86,423 "
Western Union Company	Common	959802109	"1,880.9 "	"77,468 "	"77,468 "					"77,468 "
Wyeth	Common	983024100	300.5 	"6,800 "	"6,800 "					"6,800 "

13F REPORT  4TH Q 2007		GRAND TOTAL	"202,677.4 "

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